Pension and Non-pension Post-employment Benefit Plans - Plan Balances Reported on Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	$ (107.1)	$ (88.8)
Current other post-employment benefit obligations	(1.1)	(0.4)
Non-current net pension assets	5.1	4.5
Excess (deficiency) of plan assets over accrued benefit obligations	(103.1)	(84.7)
Pension Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(22.6)	(21.1)
Current other post-employment benefit obligations	0.0	0.0
Non-current net pension assets	5.1	4.5
Excess (deficiency) of plan assets over accrued benefit obligations	(17.5)	(16.6)
Other Benefit Plans
Disclosure of defined benefit plans [line items]
Pension and non-pension post-employment benefit obligations	(84.5)	(67.7)
Current other post-employment benefit obligations	(1.1)	(0.4)
Non-current net pension assets	0.0	0.0
Excess (deficiency) of plan assets over accrued benefit obligations	$ (85.6)	$ (68.1)